EX-1

FORM ABS-15G Federal Home Loan Mortgage Corporation

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that were Subject of Demand			Assets that were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within Cure Period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Asset Class - Commercial Mortgages
Wells Fargo Commercial Mortgage Securities, Inc., Multifamily Mortgage Pass Through Certificates, Series 2018-SB48, FRESB 2018-SB48 Mortgage Trust		CBRE Capital Markets, Inc.	48	503,709,914.00	90.05	4	7,228,000.00	1.29	0	—	0.00	0	—	0.00	0	—	0.00	0	—	0.00	4	7,228,000.00	1.29
J.P. Morgan Chase Commercial Mortgage Securities Corp., Multifamily Mortgage Pass Through Certificates, Series 2018-SB50, FRESB 2018-SB50 Mortgage Trust		CBRE Capital Markets, Inc.	57	483,445,169.00	95.70	2	2,640,000.00	0.52	0	—	0.00	0	—	0.00	0	—	0.00	0	—	0.00	2	2,640,000.00	0.52
J.P. Morgan Chase Commercial Mortgage Securities Corp., Multifamily Mortgage Pass Through Certificates, Series 2019-SB64, FRESB 2019-SB64 Mortgage Trust		ORIX Real Estate Capital, LLC	12	31,153,193.00	7.04	1	2,721,475.00	0.61	0	—	0.00	0	—	0.00	1	2,721,475.00	0.61	0	—	0.00	0	—	0.00

Issuing Entity Subtotal			117	1,018,308,276.00	67.56	7	12,589,475.00	0.84	0	—	0.00	0	—	0.00	1	2,721,475.00	0.18	0	—	0.00	6	9,868,000.00	0.65

Commercial Mortgages Asset Class Total			117	1,018,308,276.00	67.56	7	12,589,475.00	0.84	0	—	0.00	0	—	0.00	1	2,721,475.00	0.18	0	—	0.00	6	9,868,000.00	0.65